General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
General (Textual)
Ownership percentage outstanding				40.00%
Cash used in operating activities	$ (2,169,889)	$ (1,281,273)	$ (1,106,420)
Net loss	(2,843,905)	(1,621,400)	$ (1,773,655)
Accumulated deficit	$ (15,086,200)	$ (12,242,295)